Income and Expenses Relating to Life Insurance Operations (Tables)	6 Months Ended
Sep. 30, 2024
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income for the six months ended September 30, 2023 and 2024 consist of the following:

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Life insurance premiums	¥222,783	¥229,185
Life insurance related investment income*	62,955	4,623

	¥285,738	¥233,808

*
Life insurance related investment income for the six months ended September 30, 2023 and 2024 include net unrealized holding a gain of ¥18,115 million and a loss
of ¥997
million on equity securities held as of September 30, 2023 and 2024, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six months ended September 30, 2023 and 2024, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Reinsurance benefits	¥1,277	¥969
Reinsurance premiums	(2,373)	(2,438)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six months ended September 30, 2023 and 2024 are mainly as follows:

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥15,512	¥(2,704)
Net gains or losses from derivative contracts :	(1,971)	(131)
Futures	(1,557)	(141)
Foreign exchange contracts	(414)	10

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(3,727)	¥(15,980)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	13,848	11,839
Changes in the fair value of the reinsurance contracts	1,006	(73)